Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current portion of net trade accounts and notes receivable	€ 10,744	€ 6,943
Total long-term portion	593	638
Sales type leases [Member]
Trade accounts receivable	11,869
Notes receivable	560
Less: allowance for doubtful accounts	1,091
Total	11,338
Current portion of net trade accounts and notes receivable	(10,744)
Total long-term portion	€ 593
License revenue [Member]
Trade accounts receivable		8,309
Notes receivable		546
Less: allowance for doubtful accounts		1,274
Total		7,581
Current portion of net trade accounts and notes receivable		(6,943)
Total long-term portion		€ 638